Stockholders Deficit (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total non-cash stock-based compensation expense	$ 1,795,206		$ 2,367,792	$ 16,875
Employees and Directors Stock Option
Total non-cash stock-based compensation expense	1,795,206		2,284,478
Non-Employee Stock Option
Total non-cash stock-based compensation expense			$ 83,314	$ 16,875